Auditor's remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Additional information [abstract]
Audit fees payable to PwC	£ 13.1	£ 11.3	£ 10.4
Other audit fees payable	0.6	0.7	0.4
Auditor's remuneration for audit services	13.7	12.0	10.8
Fees for HSBC Bank plc's statutory audit	5.3	5.5	4.8
Fees for other services provided to the group	17.5	15.6	14.3
– audit of the group‘s subsidiaries	7.8	5.8	5.6
– audit-related assurance services	5.2	5.3	5.7
– other assurance services	4.5	4.5	3.0
Auditor's remuneration	£ 22.8	£ 21.1	£ 19.1